Transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Interest expense	kr 1
Swedish government
Transactions with related parties
Ownership interest in reporting company	100.00%
Companies and organizations that are controlled through a common owner
Transactions with related parties
Percentage of company's outstanding loan guaranteed	40.00%	35.00%
Interest expense	kr 1
Swedish National Debt Office
Transactions with related parties
Credit facility	125,000	kr 125,000
EKN
Transactions with related parties
Remuneration to EKN for the guarantees paid	0	kr 2
Subsidiaries
Transactions with related parties
Interest expense	kr 0		kr 0